Borrowings (Tables)	12 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Schedule of Borrowings
The Company’s total borrowings consist of the following:

	Interest rate at June 30, 2024	Maturity at June 30, 2024	As of June 30, 2024	As of June 30, 2023
			(in millions)
News Corporation
2022 Term loan A(a)	6.935%	Mar 31, 2027	$484	$497
2022 Senior notes	5.125%	Feb 15, 2032	493	492
2021 Senior notes	3.875%	May 15, 2029	991	989
REA Group(b)
2024 REA credit facility — tranche 1(d)	5.95%	Sep 15, 2028	—	—
2024 REA credit facility — tranche 2(d)	5.65%	Sep 16, 2025	79	—
2024 Subsidiary facility(d)	5.82%	Sep 28, 2025	55	—
2022 Credit facility - tranche 1(c)	—%	Sep 16, 2024	—	211
2022 Credit facility - tranche 2(c)	—%	Sep 16, 2025	—	—
Total borrowings			2,102	2,189
Less: current portion(e)			(9)	—
Long-term borrowings			$2,093	$2,189
(a)The Company entered into an interest rate swap derivative to fix the floating rate interest component of its Term A Loans at 2.083%. For the three months ended June 30, 2024 the Company was paying interest at an effective interest rate of 3.583%. See Note 12—Financial Instruments and Fair Value Measurements.
(b)These borrowings were incurred by REA Group and certain of its subsidiaries (REA Group and certain of its subsidiaries, the “REA Debt Group”), consolidated but non wholly-owned subsidiaries of News Corp, and are only guaranteed by the REA Debt Group and are non-recourse to News Corp.
(c)These borrowings were repaid during the fiscal year ended June 30, 2024 using proceeds from the 2024 REA Credit Facility (described below), as applicable.
(d)As of June 30, 2024, REA Group had total undrawn commitments of A$481 million available under these facilities.
(e)The current portion of long term debt relates to required principal repayments on the 2022 Term Loan A.

Scheduled of Debt Maturities Excluding Other Obligations and Debt Issuance Costs
The following table summarizes the Company’s debt maturities, excluding debt issuance costs, as of June 30, 2024:

As of June 30, 2024
(in millions)
Fiscal 2025	$9
Fiscal 2026	160
Fiscal 2027	450
Fiscal 2028	—
Fiscal 2029	1,000
Thereafter	500